EATON VANCE EMERGING MARKETS FUND Supplement to Prospectus and Summary Prospectus dated May 1, 2010

Effective July 1, 2010, the following replaces
"Portfolio Manager." under "Management" in
the Summary Prospectus and "Portfolio
Manager." in "Management" under "Fund
Summaries - Eaton Vance Emerging Markets
Fund" in the prospectus:

Portfolio Managers

Hon. Robert Lloyd George, Chairman of Lloyd
George, has co-managed Emerging Markets Portfolio since
2010.

Irina Chistyakova, Portfolio Manager of Lloyd George,
has co-managed Emerging Markets Portfolio since 2010.

Effective July 1, 2010, the following replaces
the third paragraph under "Management and
Organization" in the Prospectus:

Hon. Robert Lloyd George and Irina Chistyakova are the co-
portfolio managers of Emerging Portfolio since 2010. Hon.
Lloyd George is Chairman of Lloyd George and has been
employed by Lloyd George for more than five years, having
founded the company in 1991. Ms. Chistyakova has been a
Portfolio Manager of Lloyd George since December 2007.
Prior to joining Lloyd George, she was a Global Equity
Analyst and Associate Portfolio Manager of AGF Funds Inc.
(2002-2007).

July 1, 2010	4680-6/10	EMPS